Trade and Other Receivables - Analysis of Age of Financial Assets That are Past Due but Not Impaired (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	$ 9,982	$ 26,499	$ 20,603	$ 16,020
0-30 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	7,945	14,883	12,769	14,209
31-60 Days [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	335	2,566	1,934	466
61-90 Days [Member] | Past Due Not Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	489	2,166	1,081	472
61-90 Days [Member] | Considered Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables
91+ Days [Member] | Past Due Not Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	1,213	6,884	4,551	533
91+ Days [Member] | Considered Impaired [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables			$ 268	$ 340